Equity-Based Compensation - Summary of the Option Activity under the Equity Compensation Plans (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Time Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Granted		261,288
Performance Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Granted		318,440
2021 Plan [Member] | Time Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Outstanding Beginning	839,479	968,293
Number of Options, Granted		261,288
Number of Options, Forfeited	(23,819)	(193,886)
Number of Options, Expired	(3,711)	(196,216)
Number of Options, Outstanding Ending	811,949	839,479	968,293
Number of Options, Exercisable	333,391	325,767
Weighted- Average Exercise Price (per option), Outstanding Beginning	$ 32.53	$ 132.5
Weighted- Average Exercise Price (per option), Granted		23.58
Weighted- Average Exercise Price (per option), Forfeited	17.35	130.82
Weighted- Average Exercise Price (per option), Expired	17.35	108.69
Weighted- Average Exercise Price (per option), Outstanding Ending	33.04	32.53	$ 132.5
Weighted- Average Exercise Price (per option), Exercisable	$ 37.03	$ 36.96
Weighted- Average Remaining Contractual Term (in years), Outstanding	7 years 14 days	7 years 3 months	6 years 4 months 6 days
Weighted- Average Remaining Contractual Term (in years), Exercisable	5 years 1 month 13 days	5 years 1 month 20 days
2021 Plan [Member] | Performance Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Outstanding Beginning	318,440
Number of Options, Granted		318,440
Number of Options, Outstanding Ending	318,440	318,440
Weighted- Average Exercise Price (per option), Outstanding Beginning	$ 22.02
Weighted- Average Exercise Price (per option), Granted		$ 22.02
Weighted- Average Exercise Price (per option), Outstanding Ending	$ 22.02	$ 22.02
Weighted- Average Remaining Contractual Term (in years), Outstanding	9 years 2 months 12 days	9 years 5 months 12 days